UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/14 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (37.5%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$238,346	$150,969

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			25,000	19,875

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			3,314,000	2,858,325

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,584,303	950,582

Austria (Republic of) sr. unsec. unsub. bonds 3 1/2s, 2021 (Austria)		EUR	1,970,000	3,030,185

Belgium (Government of) sr. unsec. unsub. bonds 4 1/4s, 2022 (Belgium)		EUR	4,110,000	6,541,699

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019 (Brazil)			$100,000	111,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	513,172

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		units	790	285,549

Canada (Government of) bonds 5s, 2037 (Canada)		CAD	200,000	243,886

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			$200,000	212,600

France (Government of) unsec. bonds 3 1/4s, 2021 (France)		EUR	3,329,000	5,016,656

Germany (Federal Republic of) unsec. bonds Ser. 2007, 4 1/4s, 2017 (Germany)		EUR	2,750,000	4,213,337

Germany (Federal Republic of) unsec. bonds 2 1/2s, 2044 (Germany)		EUR	1,410,000	1,907,162

Germany (Federal Republic of) unsec. bonds 1 3/4s, 2022 (Germany)		EUR	4,840,000	6,739,138

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			$62,000	65,161

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			168,573	157,649

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)		EUR	151,502	101,487

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)		EUR	121,502	81,473

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)		EUR	157,502	105,912

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)		EUR	205,502	138,686

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	615,502	417,679

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	187,502	128,050

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	319,502	220,084

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	405,502	282,425

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	289,502	203,187

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	145,502	103,031

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	275,503	198,318

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	97,503	71,066

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	711,503	526,861

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	115,503	87,096

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	409,503	316,273

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	121,503	95,983

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	367,503	298,382

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	1,101,503	924,695

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	117,859	102,118

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	462,011	416,159

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$485,000	415,427

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	921,000	1,421,904

Ireland (Republic of) unsec. bonds 5s, 2020 (Ireland)		EUR	700,000	1,089,838

Italy (Republic of) sr. unsec. bonds 4 3/4s, 2023 (Italy)		EUR	2,440,000	3,584,500

Italy (Republic of) unsec. bonds 4 1/2s, 2023 (Italy)		EUR	3,150,000	4,548,851

Italy (Republic of) unsec. bonds 4 1/2s, 2018 (Italy)		EUR	4,114,000	6,091,087

Italy (Republic of) unsec. bonds 3 3/4s, 2016 (Italy)		EUR	2,180,000	3,110,753

Japan (Government of) sr. unsec. unsub. bonds 2.3s, 2040 (Japan)		JPY	311,300,000	3,504,281

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021 (Japan)		JPY	1,377,000,000	14,049,794

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036 (Japan)		JPY	106,000,000	1,224,711

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$250,000	266,331

Mexican (Government of) bonds Ser. M 10, 8s, 2015 (Mexico)		MXN	36,810,000	2,946,919

Ontario (Province of) bonds 4s, 2021 (Canada)		CAD	1,690,000	1,646,345

Ontario (Province of) debs. 5s, 2014 (Canada)		CAD	1,100,000	991,012

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			$235,000	251,450

Poland (Republic of) unsec. bonds 5s, 2016 (Poland)		PLN	4,460,000	1,464,103

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	271,000	380,132

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			$600,000	583,902

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			85,800	98,927

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			200,000	208,954

South Africa (Republic of) sr. unsec. unsub. bonds 8s, 2018 (South Africa)		ZAR	14,180,000	1,261,607

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			$1,600,000	1,512,000

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	271,000	411,682

Spain (Kingdom of) sr. unsec. bonds 4.4s, 2023 (Spain)		EUR	12,230,000	17,467,776

Spain (Kingdom of) sr. unsec. unsub. bonds 5.85s, 2022 (Spain)		EUR	1,160,000	1,837,026

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022 (Sweden)		SEK	1,500,000	254,286

Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014 (Sweden)		SEK	3,585,000	555,403

Switzerland (Government of) bonds 2s, 2021 (Switzerland)		CHF	600,000	731,045

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			$375,000	350,255

United Kingdom Treasury unsec. bonds 4s, 2060 (United Kingdom)		GBP	1,460,000	2,713,304

United Kingdom Treasury unsec. bonds 3 3/4s, 2019 (United Kingdom)		GBP	350,000	630,064

Total foreign government and agency bonds and notes (cost $113,659,826)				$113,439,579

CORPORATE BONDS AND NOTES (28.9%)(a)
			Principal amount	Value

Basic materials (1.8%)

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			$151,000	$144,583

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			160,000	170,400

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			4,000	4,760

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			175,000	166,713

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	157,803

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			305,000	345,238

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	171,729

International Paper Co. sr. unsec. notes 7.95s, 2018			155,000	191,232

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			230,000	267,384

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			311,000	313,364

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			160,000	160,575

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			99,000	101,173

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			41,000	42,959

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			160,000	164,493

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			120,000	119,439

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019			260,000	312,198

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			230,000	245,368

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			105,000	112,901

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			180,000	206,724

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	160,068

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			955,000	1,153,755

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			300,000	379,876

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			360,000	354,504

				5,447,239
Capital goods (0.6%)

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			285,000	287,138

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			105,000	99,488

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			542,000	551,485

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			253,000	333,304

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			250,000	256,806

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			50,000	50,365

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			30,000	29,965

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			105,000	142,338

				1,750,889
Communication services (2.5%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			100,000	105,957

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	205,281

American Tower Corp. sr. unsec. notes 7s, 2017(R)			130,000	152,726

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)			125,000	129,167

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028			310,000	285,975

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			75,000	90,675

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	206,858

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	150,389

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			125,000	149,084

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)			555,000	623,329

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			128,000	130,165

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			518,000	578,327

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			80,000	96,171

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			215,000	203,189

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			350,000	375,505

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			270,000	265,877

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			580,000	766,944

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)			153,000	155,754

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			340,000	368,340

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	150,824

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			175,000	180,133

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			105,000	107,976

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2019			60,000	72,141

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041			525,000	443,677

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			38,000	43,930

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			127,000	151,914

Verizon Communications, Inc. sr. unsec. unsub. notes 7 3/4s, 2030			110,000	143,472

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			350,000	410,574

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			28,800	720,000

				7,464,354
Consumer cyclicals (1.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			475,000	544,642

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 3s, 2022			71,000	67,991

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			85,000	97,538

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			170,000	218,735

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	169,200

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			425,000	436,688

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			235,000	257,750

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			247,000	310,417

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			15,000	18,964

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016			640,000	681,409

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			171,000	172,283

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			244,000	246,440

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			30,000	30,750

Grupo Televisa, S.A.B. sr. unsec. notes 6s, 2018 (Mexico)			94,000	105,492

Grupo Televisa, S.A.B. sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			215,000	245,186

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			61,000	67,943

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			29,000	31,029

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			160,000	152,005

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	158,050

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			220,000	222,750

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			80,000	96,528

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			105,000	126,609

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			30,000	30,542

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			50,000	51,061

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			180,000	184,549

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			150,000	148,185

Owens Corning company guaranty sr. unsec. notes 9s, 2019			15,000	18,581

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	284,709

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			65,000	63,375

				5,239,401
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			105,000	104,405

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			21,000	33,979

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			40,000	53,310

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			29,000	38,554

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			385,000	360,600

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			154,000	233,472

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	245,297

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			50,000	65,016

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			75,000	72,563

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			320,750	396,238

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			81,000	84,404

Erac USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			85,000	104,704

Erac USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021			445,000	473,753

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			377,000	352,192

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			589,000	726,314

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			205,000	211,815

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			200,000	208,831

				3,765,447
Energy (2.0%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			110,000	116,600

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			455,000	574,696

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			165,000	192,858

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	207,840

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)			265,000	292,786

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			140,000	153,583

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			120,000	123,000

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			300,000	303,873

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	236,746

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			310,000	285,575

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			45,000	53,196

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			200,000	190,296

Noble Corp. PLC company guaranty sr. unsec. notes 6.05s, 2041			160,000	171,036

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			55,000	62,221

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			225,000	222,159

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			185,000	189,625

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			295,000	315,739

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			300,000	207,009

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			170,000	131,920

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			422,000	462,618

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			425,000	600,691

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	22,303

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			75,000	85,799

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021			140,000	148,180

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	179,324

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			365,000	523,864

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)			36,000	46,736

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			10,000	11,127

				6,111,400
Financials (11.5%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			1,190,000	1,281,942

Aflac, Inc. sr. unsec. notes 6.9s, 2039			295,000	375,620

Aflac, Inc. sr. unsec. notes 6.45s, 2040			108,000	131,705

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			249,000	309,383

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			545,000	495,718

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			550,000	660,436

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	301,377

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			485,000	497,125

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			435,000	418,322

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			370,000	491,164

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			395,000	382,163

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			230,000	275,226

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			335,000	308,584

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, 2049 (France)			300,000	318,750

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			593,000	609,308

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			210,000	216,905

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			215,000	211,272

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			585,000	623,035

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			220,000	226,576

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			5,000	6,435

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021			80,000	91,617

CNA Financial Corp. unsec. notes 6 1/2s, 2016			260,000	292,267

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			320,000	351,200

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	118,197

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)			340,000	367,114

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			200,000	212,500

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			380,000	472,631

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			270,000	314,232

EPR Properties unsec. notes 5 1/4s, 2023(R)			285,000	287,191

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, 2049			116,000	102,370

GE Capital Trust IV 144A unsec. sub. FRB bonds 4 5/8s, 2066		EUR	90,000	124,905

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			$500,000	629,398

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			225,000	271,034

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			195,000	237,328

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			11,000	12,132

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			220,000	256,300

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			800,000	907,333

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			165,000	159,473

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			250,000	316,438

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			200,000	206,500

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			685,000	752,502

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,031,000	1,081,680

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			220,000	238,700

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			390,000	403,650

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.241s, 2047			964,000	708,540

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023			210,000	215,286

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			265,000	275,600

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			650,000	698,750

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			1,040,000	1,190,490

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, 2049 (United Kingdom)			530,000	510,125

Macquarie Bank, Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)			540,000	608,947

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			435,000	650,823

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			220,000	253,550

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			125,000	129,375

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			425,000	451,440

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			155,000	154,435

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016			100,000	111,525

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			205,000	218,325

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			35,000	36,455

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			45,000	65,621

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			815,000	861,898

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			30,000	30,078

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			90,000	94,625

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			445,000	481,713

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			90,000	90,000

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			268,000	257,950

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	105,486

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)			865,000	1,137,475

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			80,000	82,883

Royal Bank of Scotland Group PLC unsec. sub. notes 6.1s, 2023 (United Kingdom)			342,000	349,644

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			88,000	88,665

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes 9 1/2s, 2022 (United Kingdom)			820,000	958,006

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	622,194

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			470,000	482,908

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			275,000	287,021

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			450,000	474,188

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)			650,000	683,364

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			270,000	290,607

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			200,000	206,500

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, 2049 (United Kingdom)			100,000	105,500

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)			330,000	309,904

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.243s, 2037			550,000	414,848

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			85,000	98,878

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039			210,000	269,510

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			170,000	222,234

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			500,000	515,625

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			100,000	105,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	758,415

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			100,000	105,250

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038			930,000	1,178,529

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			405,000	448,055

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			300,000	318,000

				35,062,228
Health care (0.5%)

Actavis PLC sr. unsec. notes 4 5/8s, 2042			80,000	75,058

Actavis PLC sr. unsec. notes 3 1/4s, 2022			65,000	61,571

Actavis PLC sr. unsec. notes 1 7/8s, 2017			15,000	14,997

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			200,000	254,228

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021			250,000	282,149

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			120,000	127,500

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			135,000	143,438

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018			120,000	121,609

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			175,000	200,237

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	30,053

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			120,000	118,713

				1,429,553
Supra-Nation (2.7%)

Asian Development Bank sr. unsec. unsub. notes Ser. MTN, 5 1/2s, 2016 (Supra-Nation)		AUD	2,150,000	1,976,987

European Investment Bank sr. unsec. unsub. bonds 5 5/8s, 2032 (Luxembourg)		GBP	1,900,000	3,917,430

European Investment Bank sr. unsec. unsub. notes 4 1/8s, 2024 (Luxembourg)		EUR	450,000	717,883

Landwirtschaftliche Rentenbank govt. guaranty unsec. unsub. bonds 3 1/4s, 2014 (Germany)		EUR	1,055,000	1,426,919

				8,039,219
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			$480,000	410,440

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			145,000	155,513

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			230,000	237,394

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			100,000	118,000

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			225,000	221,344

				1,142,691
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	319,207

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			10,000	11,402

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			56,053	60,677

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			103,665	109,756

Delta Air Lines, Inc. sr. notes Ser. 1A, 6.2s, 2018			99,514	111,704

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			112,729	132,175

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020 (Mexico)			39,000	37,235

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043			76,000	69,303

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			140,000	157,948

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			173,176	199,152

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			34,611	37,294

				1,245,853
Utilities and power (3.6%)

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			65,000	64,749

Beaver Valley Funding Corp. sr. bonds 9s, 2017			42,000	44,949

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			405,000	524,477

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			65,000	62,667

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			165,000	161,714

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			360,000	368,054

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	361,800

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			105,000	140,730

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			95,000	109,606

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, 2049 (France)			375,000	374,063

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			465,000	582,134

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,114,000	1,097,290

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			175,000	190,134

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			515,000	563,536

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			210,000	224,925

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)			605,000	624,997

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			125,000	122,461

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s, 2016 (Finland)		EUR	255,000	374,699

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			$155,000	177,087

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	140,540

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			357,000	353,430

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			370,000	437,099

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			195,000	213,051

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			270,000	279,903

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			640,000	702,562

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			240,000	246,000

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			20,000	23,113

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			530,000	691,618

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			340,000	350,867

West Penn Power Co. 144A sr. bonds 5.95s, 2017			170,000	192,053

Westar Energy, Inc. sr. mtge. bonds 8 5/8s, 2018			145,000	186,117

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042			35,000	33,326

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			830,000	850,750

				10,870,501

Total corporate bonds and notes (cost $83,153,303)				$87,568,775

MORTGAGE-BACKED SECURITIES (22.9%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (9.2%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.96s, 2032			$76,738	$116,239
IFB Ser. 3408, Class EK, 25.149s, 2037			29,812	43,540
IFB Ser. 3072, Class SM, 23.21s, 2035			87,041	124,903
IFB Ser. 3072, Class SB, 23.063s, 2035			78,159	111,391
IFB Ser. 3249, Class PS, 21.747s, 2036			61,213	83,485
IFB Ser. 3065, Class DC, 19.38s, 2035			89,552	127,834
IFB Ser. 2990, Class LB, 16.537s, 2034			84,472	111,633
IFB Ser. 3856, Class PS, IO, 6.44s, 2040			4,533,401	632,868
IFB Ser. 4218, Class SB, IO, 6.04s, 2041			2,319,371	425,767
IFB Ser. 4105, Class LS, IO, 5.99s, 2041			1,316,719	257,708
IFB Ser. 4240, Class SA, IO, 5.84s, 2043			1,877,941	434,518
IFB Ser. 311, Class S1, IO, 5.79s, 2043			6,453,351	1,443,944
IFB Ser. 314, Class AS, IO, 5.73s, 2043			1,688,740	372,174
Ser. 3632, Class CI, IO, 5s, 2038			74,456	6,872
Ser. 3626, Class DI, IO, 5s, 2037			20,892	420
IFB Ser. 3852, Class SG, 4.87s, 2041			868,973	818,868
Ser. 3707, Class PI, IO, 4 1/2s, 2025			576,995	53,799
Ser. 304, Class C53, IO, 4s, 2032			5,111,675	772,681
Ser. 4141, Class PI, IO, 3s, 2042			4,171,129	583,416
Ser. 4165, Class TI, IO, 3s, 2042			10,893,231	1,511,980
Ser. 3300, PO, zero %, 2037			9,862	8,765
FRB Ser. 3326, Class WF, zero %, 2035			3,072	2,734

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.987s, 2036			71,617	110,188
IFB Ser. 07-53, Class SP, 23.621s, 2037			76,259	112,958
IFB Ser. 05-75, Class GS, 19.776s, 2035			70,822	95,007
IFB Ser. 12-96, Class PS, IO, 6.542s, 2041			2,598,519	529,370
IFB Ser. 10-46, Class SB, IO, 6.292s, 2040			1,131,158	179,402
IFB Ser. 12-132, Class SB, IO, 6.042s, 2042			4,166,565	694,316
IFB Ser. 13-102, Class SH, IO, 5.742s, 2043			2,054,035	452,093
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,145,960	134,043
Ser. 418, Class C24, IO, 4s, 2043			2,628,681	605,418
Ser. 409, Class C16, IO, 4s, 2040			1,304,392	261,593
Ser. 418, Class C15, IO, 3 1/2s, 2043			2,699,236	613,233
Ser. 12-124, Class JI, 3 1/2s, 2042			2,832,594	451,884
Ser. 13-55, Class IK, IO, 3s, 2043			2,316,010	334,501
Ser. 13-35, Class IP, IO, 3s, 2042			6,050,689	708,829
Ser. 13-55, Class PI, IO, 3s, 2042			6,118,607	784,650
Ser. 13-23, Class PI, IO, 3s, 2041			8,072,481	872,151
Ser. 13-55, Class MI, IO, 3s, 2032			3,546,730	491,293
Ser. 03-W10, Class 1, IO, 1.115s, 2043			613,533	18,885
Ser. 07-64, Class LO, PO, zero %, 2037			16,101	14,116

Government National Mortgage Association
IFB Ser. 12-26, Class SP, IO, 6.493s, 2042			2,361,444	562,212
IFB Ser. 11-11, Class PS, IO, 6.443s, 2040			1,626,312	274,437
Ser. 10-9, Class XD, IO, 6.441s, 2040			3,002,356	532,408
IFB Ser. 10-56, Class SC, IO, 6.343s, 2040			1,044,643	192,716
IFB Ser. 13-27, Class SW, IO, 6.343s, 2040			2,148,628	396,379
IFB Ser. 10-171, Class SB, IO, 6.291s, 2040			3,588,975	662,022
IFB Ser. 13-91, Class SP, IO, 6.143s, 2042			1,589,094	292,489
IFB Ser. 10-20, Class SE, IO, 6.093s, 2040			2,032,496	358,329
IFB Ser. 10-26, Class QS, IO, 6.093s, 2040			4,031,629	762,119
IFB Ser. 13-87, Class AS, IO, 6.043s, 2043			1,462,562	257,774
IFB Ser. 13-87, Class SA, IO, 6.043s, 2043			2,148,802	357,185
IFB Ser. 13-124, Class SC, IO, 6.043s, 2041			2,879,351	485,896
IFB Ser. 10-120, Class SB, IO, 6.043s, 2035			110,433	9,458
IFB Ser. 13-122, Class DS, IO, 5.993s, 2043			1,157,599	189,165
IFB Ser. 13-99, Class SL, IO, 5.993s, 2043			2,807,580	517,353
IFB Ser. 13-129, Class CS, IO, 5.993s, 2042			2,492,849	422,513
IFB Ser. 10-20, Class SC, IO, 5.993s, 2040			2,632,665	472,168
IFB Ser. 11-146, Class AS, IO, 5.941s, 2041			2,427,361	483,576
IFB Ser. 10-158, Class SA, IO, 5.893s, 2040			1,163,670	207,843
IFB Ser. 10-151, Class SA, IO, 5.893s, 2040			1,155,153	206,460
Ser. 10-35, Class UI, IO, 5s, 2040			1,256,112	292,046
Ser. 10-9, Class UI, IO, 5s, 2040			1,539,345	330,614
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,693,325	374,919
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			86,551	15,744
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			6,363,284	1,320,563
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,922,128	259,485
Ser. 13-24, Class PI, IO, 4s, 2042			1,194,388	225,405
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,313,254	402,807
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			2,811,062	409,769
Ser. 13-53, Class PI, IO, 3s, 2041			5,702,657	796,490

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 5.997s, 2045			1,700,622	297,609

				27,877,422
Commercial mortgage-backed securities (10.0%)

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.634s, 2049			71,823	72,541
Ser. 06-5, Class A2, 5.317s, 2047			1,100,826	1,106,961
Ser. 05-4, Class B, 5.118s, 2045			423,000	423,000

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.812s, 2042			925,129	2,364
Ser. 07-5, Class XW, IO, 0.361s, 2051			6,826,390	67,690

Bayview Commercial Asset Trust 144A
Ser. 07-CD1A, IO, 2.14s, 2021		CAD	3,464,213	7,776
Ser. 06-CD1A, IO, zero %, 2023		CAD	2,692,765	24

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.439s, 2039			$471,000	475,993
FRB Ser. 06-PW11, Class C, 5.439s, 2039			403,000	396,874
Ser. 06-PW14, Class X1, IO, 0.64s, 2038			5,423,230	88,724

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.878s, 2045			1,612,000	1,489,327
Ser. 06-C5, Class XC, IO, 0.54s, 2049			37,863,378	549,019

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.172s, 2049			6,073,607	52,840
Ser. 07-CD5, Class XS, IO, 0.043s, 2044			4,544,208	20,048

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			841,000	881,957
Ser. 06-C8, Class AM, 5.347s, 2046			403,000	460,911
FRB Ser. 05-LP5, Class D, 5.086s, 2043			802,000	833,894
Ser. 12-CR1, Class XA, IO, 2.228s, 2045			3,208,520	394,006

COMM Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.176s, 2046			365,000	317,037
FRB Ser. 13-CR8, Class AM, 3.834s, 2046			394,000	394,469
FRB Ser. 07-C9, Class AJFL, 0.847s, 2049			964,000	867,022

Cornerstone Titan PLC 144A FRB Ser. 05-CT1A, Class D, 1.565s, 2014 (Ireland)		GBP	1,762	2,868

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			$182,306	200,537
Ser. 02-CP5, Class M, 5 1/4s, 2035			38,083	1,531
Ser. 03-C3, Class AX, IO, 1.496s, 2038			135,315	1

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.76s, 2039			298,942	299,070

Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.578s, 2039			8,312,917	113,230
Ser. 07-C2, Class AX, IO, 0.097s, 2049			8,861,682	38,770

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			1,435,402	1,437,645

GE Capital Commercial Mortgage Corp. 144A Ser. 07-C1, Class XC, IO, 0.129s, 2049			32,655,373	172,682

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			569,000	583,403

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			1,126,000	1,145,142

GS Mortgage Securities Trust Ser. 06-GG6, Class A2, 5.506s, 2038			25,254	25,349

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030			9,857	9,906
FRB Ser. GC10, Class D, 4.415s, 2046			397,000	350,194

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			320,000	331,360
FRB Ser. 07-LD12, Class A3, 5.922s, 2051			718,918	725,156
FRB Ser. 06-LDP7, Class B, 5.873s, 2045			914,000	809,254
FRB Ser. 04-CB9, Class B, 5.661s, 2041			394,000	405,111
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			406,000	412,983
FRB Ser. 13-C10, Class D, 4.16s, 2047			607,000	532,901
Ser. 06-LDP8, Class X, IO, 0.544s, 2045			2,010,513	25,694
Ser. 06-CB17, Class X, IO, 0.487s, 2043			21,990,452	287,811
Ser. 07-LDPX, Class X, IO, 0.303s, 2049			18,001,588	158,756

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			569,000	557,969
FRB Ser. 07-CB20, Class C, 6.171s, 2051			401,000	375,504
FRB Ser. 12-C6, Class E, 5.202s, 2045			207,000	201,489
FRB Ser. 12-C8, Class D, 4.668s, 2045			824,000	813,973
FRB Ser. 12_LC9, Class D, 4.427s, 2047			474,000	455,730
Ser. 07-CB20, Class X1, IO, 0.154s, 2051			6,854,246	66,000

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	131,471

LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class C, 5.35s, 2040			763,000	786,500
Ser. 06-C7, Class A2, 5.3s, 2038			515,283	534,637
Ser. 04-C6, Class E, 5.177s, 2036			431,000	435,095
Ser. 04-C8, Class D, 4.946s, 2039			468,000	483,584
Ser. 05-C1, Class D, 4.856s, 2040			518,000	530,380
Ser. 07-C2, Class XW, IO, 0.538s, 2040			822,765	13,580

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C6, Class XCL, IO, 0.678s, 2039			25,479,070	438,444
Ser. 06-C7, Class XCL, IO, 0.66s, 2038			2,450,276	39,837
Ser. 06-C7, Class XW, IO, 0.66s, 2038			1,336,584	22,008
Ser. 05-C2, Class XCL, IO, 0.363s, 2040			3,427,640	9,546
Ser. 07-C2, Class XCL, IO, 0.13s, 2040			5,273,258	82,558

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.841s, 2050			411,261	423,659

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 5.885s, 2049			125,180	8,900

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-4, Class A2FL, 0.28s, 2049			50,382	50,319
Ser. 06-4, Class AJ, 5.239s, 2049			309,000	294,323

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			142,901	144,305
FRB Ser. 07-HQ12, Class A2, 5.601s, 2049			155,720	156,499
FRB Ser. 07-HQ12, Class A2FX, 5.601s, 2049			1,060,845	1,074,106
Ser. 07-HQ11, Class C, 5.558s, 2044			477,000	428,441

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			244,950	233,315
FRB Ser. 05-HQ5, Class X1, IO, 0.204s, 2042			63,221,354	170,698

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043(F)			649,858	651,224

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.878s, 2045			3,221,831	361,931

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C24, Class AJ, 5.658s, 2045			564,000	558,980
Ser. 07-C34, IO, 0.337s, 2046			1,997,090	24,165

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C16, Class G, 5.517s, 2041			770,000	755,840

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.465s, 2044			937,000	955,553
FRB Ser. 11-C4, Class E, 5.248s, 2044			989,000	974,542

				30,216,936
Residential mortgage-backed securities (non-agency) (3.7%)

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 10.094s, 2036			550,000	552,750
FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035			280,000	246,260
Ser. 13-RR1, Class 1A2, 2.455s, 2035			1,360,000	1,105,680

Barclays Capital, LLC Trust 144A FRB Ser. 12-RR11, Class 5A3, 10.923s, 2037			310,523	190,506

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.033s, 2034			12,634	915

Countrywide Alternative Loan Trust
Ser. 05-34CB, Class 1A8, 5 1/2s, 2035			649,337	585,248
Ser. 05-20CB, Class 3A6, 5 1/2s, 2035			332,939	300,894
FRB Ser. 05-51, Class 1A1, 0.477s, 2035			689,061	557,243

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	121,603	199,563
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	327,000	440,275

Harborview Mortgage Loan Trust FRB Ser. 05-10, Class 2A1A, 0.467s, 2035			$963,625	831,704

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.208s, 2046			677,150	592,303
FRB Ser. 06-AR4, Class 1A1B, 1.078s, 2046			1,506,387	1,250,301
FRB Ser. 05-AR13, Class A1C3, 0.648s, 2045			3,618,302	3,108,122
FRB Ser. 05-AR9, Class A1C3, 0.638s, 2045			777,051	699,346
FRB Ser. 12-RR2, Class 1A2, 0.356s, 2047			850,000	596,468

				11,257,578

Total mortgage-backed securities (cost $65,121,426)				$69,351,936

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, February 1, 2044			$2,000,000	$2,170,938
4s, TBA, February 1, 2044			2,000,000	2,121,406

				4,292,344
U.S. Government Agency Mortgage Obligations (10.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021			19,329	21,200
5 1/2s, June 1, 2035			20,944	23,027
5 1/2s, April 1, 2020			6,958	7,530
4s, with due dates from August 1, 2042 to June 1, 2043			1,135,342	1,178,583

Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035			115,447	133,860
6 1/2s, with due dates from September 1, 2036 to November 1, 2037			47,770	53,413
6s, July 1, 2037			2,307	2,567
6s, with due dates from May 1, 2021 to October 1, 2021			65,035	71,404
5 1/2s, with due dates from February 1, 2018 to March 1, 2021			51,158	55,208
5 1/2s, TBA, February 1, 2044			1,000,000	1,101,094
5s, May 1, 2037			118,702	129,654
5s, with due dates from May 1, 2020 to March 1, 2021			7,663	8,220
4 1/2s, TBA, February 1, 2044			1,000,000	1,072,813
4s, with due dates from May 1, 2019 to September 1, 2020			90,319	96,344
4s, TBA, February 1, 2044			6,000,000	6,285,469
3 1/2s, TBA, February 1, 2044			8,000,000	8,116,875
3s, TBA, February 1, 2044			15,000,000	14,586,329

				32,943,590

Total U.S. government and agency mortgage obligations (cost $36,472,607)				$37,235,934

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$134,775

IL State G.O. Bonds, 4.421s, 1/1/15			45,000	46,621

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	120,806

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	123,027

Total municipal bonds and notes (cost $355,668)				$425,229

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

2.79625/3 month USD-LIBOR-BBA/May-24	May-14/2.79625		$10,923,200	$101,913

Total purchased swap options outstanding (cost $123,978)				$101,913

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

Aramark Corp. bank term loan FRN 3.748s, 2016			$7,147	$7,167

Aramark Corp. bank term loan FRN Ser. B2, 3.703s, 2016			8,655	8,673

Aramark Corp. bank term loan FRN Ser. C, 0.029s, 2016			1,037	1,039

Aramark Corp. bank term loan FRN Ser. C3, 0.029s, 2016			576	577

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			10,436	10,025

Freescale Semiconductor, Inc. bank term loan FRN Ser. B4, 5s, 2020			13,740	13,858

SunGard Data Systems, Inc. bank term loan FRN 1.916s, 2014			24	24

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			25,177	17,484

Total senior loans (cost $64,071)				$58,847

SHORT-TERM INVESTMENTS (8.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		shares	11,229,275	$11,229,275

SSgA Prime Money Market Fund zero %(P)		shares	430,000	430,000

U.S. Treasury Bills with an effective yield of 0.12%, May 1, 2014			$139,000	138,993

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.12%, August 21, 2014(SEGSF)(SEGCCS)			1,818,000	1,817,373

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.12%, July 24, 2014(SEG)(SEGSF)(SEGCCS)			2,412,000	2,411,342

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.13%, May 29, 2014(SEG)(SEGSF)(SEGCCS)			8,672,000	8,671,098

Total short-term investments (cost $24,695,018)				$24,698,081

TOTAL INVESTMENTS

Total investments (cost $323,645,897)(b)				$332,880,294

FORWARD CURRENCY CONTRACTS at 1/31/14 (aggregate face value $182,750,975) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/16/14	$1,445,754	$1,476,289	$30,535
	Chilean Peso	Sell	4/16/14	445,308	451,529	6,221
	Euro	Buy	3/19/14	36,281	41,491	(5,210)
	Singapore Dollar	Buy	2/19/14	736,561	754,975	(18,414)
	Singapore Dollar	Sell	2/19/14	736,561	754,132	17,571
Barclays Bank PLC
	Australian Dollar	Sell	4/16/14	530,867	527,705	(3,162)
	British Pound	Buy	3/19/14	6,234,781	6,193,618	41,163
	Canadian Dollar	Sell	4/16/14	464,128	448,632	(15,496)
	Czech Koruna	Buy	3/19/14	143,160	142,926	234
	Euro	Buy	3/19/14	2,320,472	2,327,936	(7,464)
	Japanese Yen	Buy	2/19/14	2,385,540	2,482,485	(96,945)
	Norwegian Krone	Buy	3/19/14	742,315	760,625	(18,310)
	Norwegian Krone	Sell	3/19/14	742,315	759,728	17,413
	Polish Zloty	Sell	3/19/14	1,097,350	1,119,777	22,427
	Singapore Dollar	Sell	2/19/14	252,753	267,531	14,778
	Swedish Krona	Sell	3/19/14	865,626	868,027	2,401
	Swiss Franc	Sell	3/19/14	761,313	771,382	10,069
	Turkish Lira	Sell	3/19/14	448,289	425,799	(22,490)
Citibank, N.A.
	Australian Dollar	Sell	4/16/14	346,741	354,026	7,285
	Brazilian Real	Buy	4/2/14	160,940	158,777	2,163
	Chilean Peso	Sell	4/16/14	889,247	892,400	3,153
	Danish Krone	Buy	3/19/14	661,833	665,286	(3,453)
	Euro	Sell	3/19/14	17,151,662	17,218,442	66,780
	Japanese Yen	Buy	2/19/14	4,478,804	4,625,038	(146,234)
	New Taiwan Dollar	Buy	2/19/14	1,372,651	1,414,088	(41,437)
	New Taiwan Dollar	Sell	2/19/14	1,372,651	1,418,448	45,797
	Swiss Franc	Sell	3/19/14	1,216,224	1,220,101	3,877
	Thai Baht	Buy	2/19/14	334,865	352,559	(17,694)
Credit Suisse International
	Australian Dollar	Buy	4/16/14	753,928	754,569	(641)
	Australian Dollar	Sell	4/16/14	753,928	755,409	1,481
	British Pound	Sell	3/19/14	1,069,176	1,060,401	(8,775)
	Canadian Dollar	Sell	4/16/14	17,120	7,977	(9,143)
	Czech Koruna	Buy	3/19/14	436,029	440,939	(4,910)
	Czech Koruna	Sell	3/19/14	436,029	439,475	3,446
	Euro	Buy	3/19/14	1,766,823	1,776,496	(9,673)
	Indian Rupee	Buy	2/19/14	441,932	443,668	(1,736)
	Indian Rupee	Sell	2/19/14	441,932	448,539	6,607
	Indian Rupee	Buy	5/21/14	1,328,293	1,328,427	(134)
	Japanese Yen	Sell	2/19/14	6,812,693	7,064,912	252,219
	Mexican Peso	Buy	4/16/14	375,017	380,327	(5,310)
	Mexican Peso	Sell	4/16/14	375,017	374,423	(594)
	New Zealand Dollar	Sell	4/16/14	962,068	981,660	19,592
	Norwegian Krone	Buy	3/19/14	733,519	753,616	(20,097)
	Norwegian Krone	Sell	3/19/14	733,519	746,109	12,590
	Singapore Dollar	Sell	2/19/14	34,698	46,926	12,228
	South African Rand	Sell	4/16/14	1,497,586	1,530,960	33,374
	South Korean Won	Buy	2/19/14	1,590,067	1,581,815	8,252
	Swedish Krona	Sell	3/19/14	743,511	738,176	(5,335)
	Swiss Franc	Sell	3/19/14	1,922,922	1,927,004	4,082
Deutsche Bank AG
	Australian Dollar	Sell	4/16/14	135,003	135,238	235
	British Pound	Buy	3/19/14	305,667	304,519	1,148
	Canadian Dollar	Sell	4/16/14	751,227	761,134	9,907
	Euro	Buy	3/19/14	439,008	441,139	(2,131)
	Japanese Yen	Sell	2/19/14	138,228	32,075	(106,153)
	Polish Zloty	Buy	3/19/14	361,555	369,695	(8,140)
	Polish Zloty	Sell	3/19/14	361,555	369,758	8,203
	Swiss Franc	Sell	3/19/14	2,404,756	2,416,518	11,762
Goldman Sachs International
	Australian Dollar	Buy	4/16/14	240,132	245,172	(5,040)
	Australian Dollar	Sell	4/16/14	240,132	240,322	190
	British Pound	Buy	3/19/14	44,535	46,255	(1,720)
	Canadian Dollar	Buy	4/16/14	518,267	516,273	1,994
	Canadian Dollar	Sell	4/16/14	518,267	540,773	22,506
	Euro	Sell	3/19/14	17,561,538	17,646,955	85,417
	Japanese Yen	Buy	2/19/14	303,441	266,954	36,487
HSBC Bank USA, National Association
	British Pound	Buy	3/19/14	143,302	142,690	612
	British Pound	Sell	3/19/14	143,302	143,266	(36)
	Canadian Dollar	Buy	4/16/14	733,748	751,802	(18,054)
	Canadian Dollar	Sell	4/16/14	733,749	765,372	31,623
	Euro	Buy	3/19/14	733,568	747,960	(14,392)
	Euro	Sell	3/19/14	733,568	744,656	11,088
	Japanese Yen	Buy	2/19/14	4,038,008	4,243,726	(205,718)
	New Taiwan Dollar	Buy	2/19/14	1,372,654	1,413,768	(41,114)
	New Taiwan Dollar	Sell	2/19/14	1,372,654	1,417,812	45,158
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/16/14	836,236	858,141	(21,905)
	Australian Dollar	Sell	4/16/14	836,236	840,200	3,964
	British Pound	Buy	3/19/14	767,618	769,892	(2,274)
	Canadian Dollar	Sell	4/16/14	720,572	741,913	21,341
	Euro	Buy	3/19/14	5,859,106	5,888,709	(29,603)
	Japanese Yen	Sell	2/19/14	2,901,043	3,002,785	101,742
	Malaysian Ringgit	Buy	2/19/14	203,137	212,625	(9,488)
	Mexican Peso	Sell	4/16/14	536,977	544,445	7,468
	New Taiwan Dollar	Buy	2/19/14	2,407,615	2,474,658	(67,043)
	New Taiwan Dollar	Sell	2/19/14	2,407,506	2,490,317	82,811
	New Zealand Dollar	Sell	4/16/14	495,835	505,751	9,916
	Norwegian Krone	Buy	3/19/14	233,628	240,134	(6,506)
	Polish Zloty	Buy	3/19/14	698,213	707,472	(9,259)
	Polish Zloty	Sell	3/19/14	698,213	715,216	17,003
	Singapore Dollar	Buy	2/19/14	2,020,294	2,042,132	(21,838)
	Singapore Dollar	Sell	2/19/14	2,020,294	2,071,953	51,659
	South African Rand	Buy	4/16/14	2,314	2,404	(90)
	South African Rand	Sell	4/16/14	2,314	2,369	55
	South Korean Won	Buy	2/19/14	3,742,627	3,743,307	(680)
	South Korean Won	Sell	2/19/14	3,742,627	3,723,386	(19,241)
	Swiss Franc	Sell	3/19/14	873,524	884,856	11,332
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/16/14	104,954	106,750	1,796
	British Pound	Sell	3/19/14	6,995,004	6,957,888	(37,116)
	Canadian Dollar	Sell	4/16/14	428,991	432,886	3,895
	Euro	Buy	3/19/14	777,671	788,878	(11,207)
	Japanese Yen	Buy	2/19/14	755,978	735,528	20,450
	Japanese Yen	Sell	2/19/14	755,978	740,735	(15,243)
	Mexican Peso	Buy	4/16/14	28,597	31,874	(3,277)
State Street Bank and Trust Co.
	Brazilian Real	Buy	4/2/14	452,746	451,751	995
	British Pound	Buy	3/19/14	1,162,355	1,153,523	8,832
	Canadian Dollar	Sell	4/16/14	447,187	478,912	31,725
	Euro	Sell	3/19/14	1,983,831	2,005,144	21,313
	Israeli Shekel	Buy	4/16/14	156,720	157,371	(651)
	Japanese Yen	Buy	2/19/14	520,612	540,047	(19,435)
	New Taiwan Dollar	Buy	2/19/14	2,407,509	2,476,136	(68,627)
	New Taiwan Dollar	Sell	2/19/14	2,407,509	2,487,092	79,583
	New Zealand Dollar	Buy	4/16/14	235,771	240,708	(4,937)
	Norwegian Krone	Buy	3/19/14	649,653	667,059	(17,406)
	Polish Zloty	Buy	3/19/14	723,078	741,471	(18,393)
	Polish Zloty	Sell	3/19/14	723,078	739,730	16,652
	Singapore Dollar	Sell	2/19/14	675,389	698,345	22,956
	South Korean Won	Buy	2/19/14	2,827,776	2,832,124	(4,348)
	South Korean Won	Sell	2/19/14	2,827,776	2,811,194	(16,582)
	Swedish Krona	Buy	3/19/14	93,669	93,903	(234)
	Swiss Franc	Sell	3/19/14	648,440	648,998	558
UBS AG
	Australian Dollar	Sell	4/16/14	754,276	754,858	582
	British Pound	Buy	3/19/14	2,024,139	2,030,216	(6,077)
	Canadian Dollar	Sell	4/16/14	23,664	20,374	(3,290)
	Czech Koruna	Buy	3/19/14	29,241	29,500	(259)
	Czech Koruna	Sell	3/19/14	29,241	29,465	224
	Euro	Buy	3/19/14	540,567	543,219	(2,652)
	Japanese Yen	Buy	2/19/14	144,047	134,092	9,955
	Mexican Peso	Buy	4/16/14	375,010	376,242	(1,232)
	Mexican Peso	Sell	4/16/14	375,010	374,510	(500)
	New Zealand Dollar	Buy	4/16/14	35,313	36,068	(755)
	New Zealand Dollar	Sell	4/16/14	35,313	36,285	972
	Norwegian Krone	Buy	3/19/14	3,022	3,104	(82)
	Singapore Dollar	Sell	2/19/14	250,794	277,215	26,421
	South African Rand	Sell	4/16/14	454,312	451,084	(3,228)
	Swiss Franc	Sell	3/19/14	765,285	765,800	515
WestPac Banking Corp.
	Australian Dollar	Buy	4/16/14	695,833	710,270	(14,437)
	Australian Dollar	Sell	4/16/14	695,833	696,409	576
	Canadian Dollar	Sell	4/16/14	4,161,194	4,341,634	180,440
	Euro	Buy	3/19/14	1,266,582	1,278,808	(12,226)
	Japanese Yen	Buy	2/19/14	1,162,765	1,201,698	(38,933)

Total						$293,590

FUTURES CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	9	$921,028	Mar-14	$25,115
Canadian Government Bond 10 yr (Long)	13	1,534,088	Mar-14	36,132
Euro-Bobl 5 yr (Short)	73	12,477,210	Mar-14	(92,794)
Euro-Bund 10 yr (Short)	152	29,495,735	Mar-14	(508,116)
Euro-Buxl 30 yr (Short)	11	1,903,123	Mar-14	(60,863)
Euro-Schatz 2 yr (Long)	111	16,564,181	Mar-14	16,842
Japanese Government Bond 10 yr (Long)	9	12,749,927	Mar-14	51,933
Japanese Government Bond 10 yr (Short)	15	21,249,878	Mar-14	(86,686)
Japanese Government Bond 10 yr Mini (Long)	28	3,967,466	Mar-14	18,252
U.K. Gilt 10 yr (Long)	33	5,988,509	Mar-14	82,371
U.S. Treasury Bond 30 yr (Long)	7	935,156	Mar-14	21,971
U.S. Treasury Bond Ultra 30 yr (Long)	42	6,040,125	Mar-14	231,248
U.S. Treasury Note 2 yr (Long)	86	18,937,469	Mar-14	(5,538)
U.S. Treasury Note 5 yr (Short)	31	3,739,375	Mar-14	2,543
U.S. Treasury Note 10 yr (Long)	63	7,922,250	Mar-14	42,865
U.S. Treasury Note 10 yr (Short)	126	15,844,500	Mar-14	(46,505)

Total				$(271,230)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/14 (premiums $120,155) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

(1.5775)/3 month USD-LIBOR-BBA/May-19	May-14/1.5775	$21,846,400	$67,505

Total			$67,505

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

Counterparty				Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	appreciation/
Floating rate index/Maturity date	date/strike		amount	(depreciation)

Bank of America N.A.

2.60/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.60		$11,826,600	$(1,183)
(2.84)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.84		11,826,600	(15,256)
3.04/3 month USD-LIBOR-BBA/Mar-24 (Written)	Mar-14/3.04		11,826,600	2,247
(2.60)/3 month USD-LIBOR-BBA/Jan-25 (Written)	Jan-15/2.60		11,826,600	(6,623)
Goldman Sachs International

(1.56)/3 month USD-LIBOR-BBA/Oct-17 (Purchased)	Oct-14/1.56		43,925,000	(16,735)
1.03/6 month EUR-EURIBOR_Reuters/Oct-17 (Written)	Oct-14/1.03	EUR	35,140,000	(14,076)
JPMorgan Chase Bank N.A.

(1.115)/3 month USD-LIBOR-BBA/Oct-16 (Purchased)	Oct-14/1.115		$17,570,000	(4,217)
2.777/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-14/2.777		10,923,200	(29,165)
(1.60)/3 month USD-LIBOR-BBA/May-19 (Written)	May-14/1.60		21,846,400	49,155
0.862/6 month EUR-EURIBOR_Reuters/Oct-16 (Written)	Oct-14/0.862	EUR	13,178,000	1,777

Total				$(34,076)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/14 (proceeds receivable $1,042,656) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, February 1, 2044	$1,000,000	2/13/14	$1,047,578

Total			$1,047,578

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	1,608,000		$—	12/5/18	3 month CAD-BA-CDOR	2.1125%	$16,357
	CAD	6,453,000		—	1/7/24	3.09%	3 month CAD-BA-CDOR	(163,223)
	Barclays Bank PLC
	AUD	8,828,500		—	1/24/24	4.4925%	6 month AUD-BBR-BBSW	(67,814)
	CHF	911,000		—	11/18/23	1.492%	6 month CHF-LIBOR-BBA	(19,507)
	CHF	1,814,000		—	12/5/23	1.489%	6 month CHF-LIBOR-BBA	(36,199)
	EUR	4,190,000		—	11/5/17	6 month EUR-EURIBOR-REUTERS	0.958%	55,369
	EUR	28,193,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	255,901
	GBP	1,031,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(124,679)
	SEK	5,890,000		—	1/9/24	3 month SEK-STIBOR-SIDE	2.815%	18,576
	Citibank, N.A.
	AUD	883,000		—	1/13/24	4.614%	6 month AUD-BBR-BBSW	(15,148)
	AUD	1,774,000		—	1/14/24	4.575%	6 month AUD-BBR-BBSW	(25,321)
	Credit Suisse International
	AUD	795,000		—	10/10/23	6 month AUD-BBR-BBSW	4.49%	11,459
	AUD	4,375,000		—	11/18/23	6 month AUD-BBR-BBSW	4.545%	69,386
	AUD	1,157,000		—	12/16/23	4.63%	6 month AUD-BBR-BBSW	(23,471)
	CHF	1,008,000		—	10/22/23	6 month CHF-LIBOR-BBA	1.51875%	26,420
	CHF	1,384,000		—	11/19/23	1.4775%	6 month CHF-LIBOR-BBA	(27,440)
	CHF	1,711,000		—	11/20/23	1.47%	6 month CHF-LIBOR-BBA	(32,520)
	CHF	808,000		—	12/4/23	1.4675%	6 month CHF-LIBOR-BBA	(14,358)
	CHF	1,644,000		—	7/18/23	1.4925%	6 month CHF-LIBOR-BBA	(39,163)
	CHF	2,178,000		—	12/19/23	1.5825%	6 month CHF-LIBOR-BBA	(62,662)
	CHF	1,554,000		—	12/19/23	6 month CHF-LIBOR-BBA	1.5825%	44,709
	CHF	773,000		—	1/9/24	1.56%	6 month CHF-LIBOR-BBA	(19,168)
	CHF	2,531,000		—	1/9/24	1.555%	6 month CHF-LIBOR-BBA	(61,441)
	EUR	14,820,000		—	6/28/17	6 month EUR-EURIBOR-REUTERS	1.29%	569,570
	EUR	5,650,000		—	6/28/22	6 month EUR-EURIBOR-REUTERS	1.94%	257,067
	SEK	4,620,000		—	11/28/23	3 month SEK-STIBOR-SIDE	2.635%	4,745
	SEK	5,280,000		—	12/19/23	3 month SEK-STIBOR-SIDE	2.69%	8,687
	SEK	7,760,000		—	12/23/23	3 month SEK-STIBOR-SIDE	2.81%	24,258
	Deutsche Bank AG
	CAD	878,000		—	1/9/24	3.0925%	3 month CAD-BA-CDOR	(22,286)
	Goldman Sachs International
	AUD	3,270,000		—	11/18/23	6 month AUD-BBR-BBSW	4.545%	51,861
	AUD	1,664,000		—	11/20/23	6 month AUD-BBR-BBSW	4.535%	24,958
	AUD	1,773,000		—	1/3/24	4.68%	6 month AUD-BBR-BBSW	(40,349)
	CAD	1,548,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	17,891
	CHF	3,600,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	122,781
	CHF	3,600,000		—	7/3/23	6 month CHF-LIBOR-BBA	1.5275%	127,431
	CHF	3,024,000		—	10/21/23	6 month CHF-LIBOR-BBA	1.55%	89,342
	CHF	1,500,000		—	11/7/23	1.475%	6 month CHF-LIBOR-BBA	(30,671)
	CHF	2,708,000		—	11/8/23	6 month CHF-LIBOR-BBA	1.465%	52,349
	EUR	107,271,000	(E)	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	1.102%	504,920
	EUR	26,303,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(3,459)
	EUR	26,303,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(45,174)
	EUR	26,303,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(3,371)
	EUR	26,303,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(47,006)
	EUR	26,303,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(12,059)
	EUR	26,303,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(35,795)
	GBP	1,031,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(317)
	JPY	1,370,000,000		—	9/15/14	0.361%	6 month JPY-LIBOR-BBA	(19,980)
	JPY	411,000,000		—	9/15/41	6 month JPY-LIBOR-BBA	1.768%	19,499
	KRW	2,760,000,000		—	7/12/18	3.07%	3 month KRW-CD-KSDA-BLOOMBERG	(4,304)
	KRW	6,550,000,000		—	7/12/15	3 month KRW-CD-KSDA-BLOOMBERG	2.771%	3,691
	KRW	8,034,000,000		—	11/18/18	3 month KRW-CD-KSDA-BLOOMBERG	3.105%	19,243
	SEK	4,102,000		—	10/14/23	2.84%	3 month SEK-STIBOR-SIDE	(19,369)
	SEK	6,600,000		—	11/29/23	3 month SEK-STIBOR-SIDE	2.60%	3,557
	SEK	7,280,000		—	12/6/23	3 month SEK-STIBOR-SIDE	2.72125%	15,600
	JPMorgan Chase Bank N.A.
	AUD	518,000		—	1/29/24	4.42%	6 month AUD-BBR-BBSW	(1,036)
	CAD	3,500,000		—	9/21/14	1.21561%	3 month CAD-BA-CDOR	1,003
	CAD	1,100,000		—	9/21/41	3 month CAD-BA-CDOR	2.78311%	(106,575)
	CAD	6,167,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(5,032)
	CAD	2,887,000		—	10/9/23	3 month CAD-BA-CDOR	3.055%	82,592
	CAD	10,636,500		—	1/7/24	3 month CAD-BA-CDOR	3.09185%	270,581
	CAD	1,752,000		—	1/7/24	3.088%	3 month CAD-BA-CDOR	(44,030)
	CAD	585,000		—	1/15/24	3.031%	3 month CAD-BA-CDOR	(11,697)
	HUF	81,000,000		—	2/4/19	4.79%	6 month HUF-BUBOR-REUTERS	(1,148)
	JPY	901,000,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	65,989
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	93,452
	PLN	1,070,000		—	2/4/19	6 month PLN-WIBOR-WIBO	4.04%	(230)
	SEK	7,061,000		—	11/12/23	2.745%	3 month SEK-STIBOR-SIDE	(18,694)
	SEK	7,060,000		—	12/23/23	3 month SEK-STIBOR-SIDE	2.80%	21,096

	Total			$—	$1,745,644
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	EUR	29,802,000	(E)	$(159)	9/3/17	1.53%	1 month EUR-EONIA-OIS-COMPOUND	$(295,585)
	EUR	2,576,000		(24)	7/17/23	1.918%	6 month EUR-EURIBOR-REUTERS	(67,488)
	EUR	1,970,000		(19)	7/17/23	1.906%	6 month EUR-EURIBOR-REUTERS	(48,570)
	EUR	3,219,000		(31)	9/3/23	6 month EUR-EURIBOR-REUTERS	2.1825%	171,011
	EUR	3,024,000		(29)	10/21/23	6 month EUR-EURIBOR-REUTERS	2.168%	140,594
	EUR	22,500,000	(E)	(69)	12/4/16	6 month EUR-EURIBOR-REUTERS	0.926%	36,953
	EUR	688,000		(7)	12/9/23	2.095%	6 month EUR-EURIBOR-REUTERS	(22,127)
	EUR	3,967,000	(E)	(39)	7/18/23	6 month EUR-EURIBOR-REUTERS	2.932%	55,015
	GBP	529,000		(6)	12/19/23	2.90%	6 month GBP-LIBOR-BBA	(13,903)
	JPY	379,698,000		(68)	7/12/43	2.024375%	6 month JPY-LIBOR-BBA	(222,315)
	JPY	118,820,000		(22)	10/3/43	6 month JPY-LIBOR-BBA	1.8425%	21,220
	JPY	1,827,358,000		(74)	7/12/18	6 month JPY-LIBOR-BBA	0.5175%	175,183
	JPY	189,849,000		(34)	7/18/43	1.9825%	6 month JPY-LIBOR-BBA	(91,060)
	JPY	913,679,000		(37)	7/18/18	6 month JPY-LIBOR-BBA	0.4825%	73,008
	JPY	1,370,518,500		(56)	8/28/18	0.4475%	6 month JPY-LIBOR-BBA	(98,428)
	JPY	285,926,000		(12)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(13,146)
	JPY	142,580,000		(26)	10/15/43	6 month JPY-LIBOR-BBA	1.73%	(15,318)
	JPY	328,100,000		(59)	11/19/43	1.75625%	6 month JPY-LIBOR-BBA	19,639
	EUR	22,500,000	(E)	(114)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.915%	37,212
		$34,000,000		(327)	8/28/20	2.52%	3 month USD-LIBOR-BBA	(1,208,266)
	EUR	1,290,000		(23)	6/20/23	1.835%	6 month EUR-EURIBOR-REUTERS	(23,461)
	EUR	6,400,000		(80)	8/27/20	1.854%	6 month EUR-EURIBOR-REUTERS	(342,435)
	EUR	22,500,000	(E)	(114)	11/25/16	6 month EUR-EURIBOR-REUTERS	0.925%	40,246
	EUR	22,500,000	(E)	(99)	12/5/16	6 month EUR-EURIBOR-REUTERS	0.918%	33,584
	EUR	1,382,000	(E)	(21)	7/19/23	6 month EUR-EURIBOR-REUTERS	2.92%	18,077
	JPY	285,926,000		(23)	10/3/18	0.403%	6 month JPY-LIBOR-BBA	(13,157)
	JPY	97,000,000		(34)	9/2/43	1.87875%	6 month JPY-LIBOR-BBA	(27,738)
	JPY	118,820,000		(41)	10/3/43	6 month JPY-LIBOR-BBA	1.843%	21,342
	EUR	7,800,000	(E)	(114)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	(96,475)
	EUR	7,800,000	(E)	(114)	7/3/23	2.89%	6 month EUR-EURIBOR-REUTERS	(93,846)
	EUR	16,911,000		(291)	7/15/23	1.945%	6 month EUR-EURIBOR-REUTERS	(504,573)
	EUR	22,500,000	(E)	(114)	11/27/16	6 month EUR-EURIBOR-REUTERS	0.942%	44,494
	EUR	1,644,000		(30)	12/12/23	2.081%	6 month EUR-EURIBOR-REUTERS	(49,215)
	EUR	1,592,000	(E)	(12)	9/20/17	1.015%	1 month EUR-EONIA-OIS-COMPOUND	(4,431)
	EUR	2,165,000		(39)	12/20/23	6 month EUR-EURIBOR-REUTERS	2.037%	50,308
		$11,651,400	(E)	(131)	11/21/23	3 month USD-LIBOR-BBA	4.22125%	46,592
		16,545,000	(E)	(92)	11/21/18	2.1525%	3 month USD-LIBOR-BBA	47,723
		18,998,000	(E)	92,152	3/19/19	3 month USD-LIBOR-BBA	1.90%	(93,269)
		547,000		(35)	9/25/23	3 month USD-LIBOR-BBA	2.92%	13,769
		16,545,000	(E)	(133)	11/20/18	2.14%	3 month USD-LIBOR-BBA	51,653
		11,651,400	(E)	(131)	11/20/23	3 month USD-LIBOR-BBA	4.255%	63,603
		25,798,700	(E)	319,548	3/19/19	3 month USD-LIBOR-BBA	2.00%	(58,144)
		23,920,900	(E)	120,471	3/19/16	3 month USD-LIBOR-BBA	0.75%	9,239
		2,695,600	(E)	(40,490)	3/19/44	3 month USD-LIBOR-BBA	3.75%	(101,329)
		54,433,500	(E)	987,820	3/19/24	3 month USD-LIBOR-BBA	3.25%	(965,254)
		151,500,000	(E)	(492)	12/5/16	3 month USD-LIBOR-BBA	1.237%	222,213
		1,146,000	(E)	(23,173)	3/19/24	3 month USD-LIBOR-BBA	3.15%	7,539
		51,387,000	(E)	(193)	12/5/16	1.6675%	3 month USD-LIBOR-BBA	141,635
		24,072,000	(E)	(90)	1/21/17	3 month USD-LIBOR-BBA	1.67%	(36,680)
	EUR	6,052,000	(E)	118,583	3/19/24	6 month EUR-EURIBOR-REUTERS	2.25%	(132,000)
	EUR	37,683,000	(E)	(192)	12/5/16	6 month EUR-EURIBOR-REUTERS	1.1275%	(161,301)
	EUR	1,104,000		(44)	1/15/34	6 month EUR-EURIBOR-REUTERS	2.693%	54,248
	EUR	802,000		(14)	1/16/24	6 month EUR-EURIBOR-REUTERS	2.092%	22,035
	EUR	17,647,000	(E)	(90)	1/21/17	6 month EUR-EURIBOR-REUTERS	1.031%	37,753
	EUR	31,662,000	(E)	(240)	7/28/17	1 month EUR-EONIA-OIS-COMPOUND	0.8575%	(51,910)
	GBP	800,000	(E)	10,901	3/19/24	6 month GBP-LIBOR-BBA	3.00%	(11,824)
	GBP	1,408,000		(31)	1/9/24	6 month GBP-LIBOR-BBA	2.95%	(43,443)
	GBP	911,000		(20)	1/14/24	6 month GBP-LIBOR-BBA	2.82625%	(10,601)
	EUR	1,512,000		(27)	10/22/23	6 month EUR-EURIBOR-REUTERS	2.125%	61,846

	Total			$1,581,496	$(3,199,558)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$670,888	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(4,573)
1,203,905	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,324)
Barclays Bank PLC
132,580	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	731
220,820	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,436)
7,255,707	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(49,461)
202,793	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(920)
9,278,880	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	52,576
6,120	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10)
142,648	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	808
613,927	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	5,429
81,021	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	446
1,224,617	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	10,829
3,300,185	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,700
662,639	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,755
116,175	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	640
376,648	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,075
273,195	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,505
2,276,600	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,495)
116,945	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(286)
1,237,965	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,532
374,237	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,518)
187,118	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(759)
187,118	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(759)
375,536	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,523)
975,202	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,955)
375,536	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,523)
1,624,732	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,076)
979,029	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,720)
313,248	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,775
413,746	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(727)
583,565	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(927)
749,664	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,040)
1,587,443	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,773
Citibank, N.A.
244,333	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,384
7,028,000	—	2/3/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,124)
526,785	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,591
2,011,748	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	12,239
1,757,000	—	1/31/16	1.795%	USA Non Revised Consumer Price Index- Urban (CPI-U)	9
Credit Suisse International
1,095,457	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	9,857
493,876	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,005
2,257,595	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	13,735
1,996,028	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	12,144
1,974,194	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	12,011
657,820	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,515
Goldman Sachs International
246,229	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(571)
41,553	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(66)
548,201	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,566)
548,201	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,566)
1,947,557	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,849)
1,823,708	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,432)
5,299,016	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(32,239)
714,824	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,202)
59,699	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(301)
71,617	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(362)
1,352,667	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,830)
1,548,106	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,071)
815,198	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,303)
6,782,000	—	8/9/18	2.2575%	USA Non Revised Consumer Price Index- Urban (CPI-U)	82,782
6,782,000	—	8/15/18	2.225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	71,821
685,772	(1,500)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,507)
JPMorgan Chase Bank N.A.
1,808,696	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,004)

Total	$(1,500)	$124,642

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$2,666	$39,000	5/11/63	300 bp	$1,612
	CMBX NA BBB- Index	BBB-/P	5,303	88,000	5/11/63	300 bp	2,926
	CMBX NA BBB- Index	BBB-/P	10,865	176,000	5/11/63	300 bp	6,110
	CMBX NA BBB- Index	BBB-/P	10,317	181,000	5/11/63	300 bp	5,427
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	13,525	122,000	5/11/63	300 bp	10,229
	Irish Gov't, 4.50%, 4/18/2020	—	(21,712)	271,000	9/20/17	(100 bp)	(23,479)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(44,216)	271,000	9/20/17	(100 bp)	(32,424)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	690	89,000	5/11/63	300 bp	(1,714)
	CMBX NA BBB- Index	BBB-/P	8,994	113,000	5/11/63	300 bp	5,942
	CMBX NA BBB- Index	BBB-/P	1,382	119,000	5/11/63	300 bp	(1,833)
	CMBX NA BBB- Index	BBB-/P	15,705	139,000	5/11/63	300 bp	11,950
	CMBX NA BBB- Index	BBB-/P	11,537	149,000	5/11/63	300 bp	7,511
	CMBX NA BBB- Index	BBB-/P	11,968	150,000	5/11/63	300 bp	7,916
	CMBX NA BBB- Index	BBB-/P	9,867	150,000	5/11/63	300 bp	5,815
	CMBX NA BBB- Index	BBB-/P	4,625	152,000	5/11/63	300 bp	518
	CMBX NA BBB- Index	BBB-/P	2,678	152,000	5/11/63	300 bp	(1,428)
	CMBX NA BBB- Index	BBB-/P	2,397	156,000	5/11/63	300 bp	(1,818)
	CMBX NA BBB- Index	BBB-/P	13,039	179,000	5/11/63	300 bp	8,203
	CMBX NA BBB- Index	BBB-/P	19,849	259,000	5/11/63	300 bp	12,852
	CMBX NA BBB- Index	BBB-/P	12,926	315,000	5/11/63	300 bp	4,417
	CMBX NA BBB- Index	BBB-/P	48	1,000	5/11/63	300 bp	21
	CMBX NA BBB- Index	—	(7,683)	136,000	1/17/47	(300 bp)	508
	CMBX NA BBB- Index	—	(8,276)	136,000	1/17/47	(300 bp)	(84)
	CMBX NA BBB- Index	—	(8,276)	136,000	1/17/47	(300 bp)	(84)
	Spain Gov't, 5.50%, 7/30/2017	—	(31,948)	271,000	9/20/17	(100 bp)	(31,384)

	Total		$36,270	$(2,291)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $302,553,732.
(b)	The aggregate identified cost on a tax basis is $324,624,678, resulting in gross unrealized appreciation and depreciation of $15,465,532 and $7,209,916, respectively, or net unrealized appreciation of $8,255,616.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$3,129,550	$29,986,132	$21,886,407	$1,584	$11,229,275
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $159,886,631 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	53.4%
	Spain	6.5
	Japan	5.7
	Italy	5.4
	Germany	4.5
	United Kingdom	3.5
	France	3.2
	Belgium	2.0
	Greece	1.4
	Luxembourg	1.4
	Netherlands	1.4
	Canada	1.3
	Argentina	1.2
	Russia	1.1
	Mexico	1.1
	Austria	0.9
	Ireland	0.9
	South Africa	0.8
	Supra-Nation	0.6
	Brazil	0.5
	Poland	0.5
	Sweden	0.5
	Other	2.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to hedge market risk.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,564,679 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $605,074 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $869,830.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
	Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$87,568,775	$—
Foreign government and agency bonds and notes	—	113,439,579	—
Mortgage-backed securities	—	69,351,936	—
Municipal bonds and notes	—	425,229	—
Purchased swap options outstanding	—	101,913	—
Senior loans	—	58,847	—
U.S. government and agency mortgage obligations	—	37,235,934	—
Short-term investments	11,659,275	13,038,806	—

Totals by level	$11,659,275	$321,221,019	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$293,590	$—
Futures contracts	(271,230)	—	—
Written swap options outstanding	—	(67,505)	—
Forward premium swap option contracts	—	(34,076)	—
TBA sale commitments	—	(1,047,578)	—
Interest rate swap contracts	—	(3,035,410)	—
Total return swap contracts	—	126,142	—
Credit default contracts	—	(38,561)	—

Totals by level	$(271,230)	$(3,803,398)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$36,931	$75,492
Foreign exchange contracts	1,647,799	1,354,209
Interest rate contracts	5,704,323	8,884,489

Total	$7,389,053	$10,314,190

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)		$94,600,000
Written swap option contracts (contract amount)		$110,900,000
Futures contracts (number of contracts)		800
Forward currency contracts (contract amount)		$374,600,000
OTC interest rate swap contracts (notional)		$570,500,000
Centrally cleared interest rate swap contracts (notional)		$831,100,000
OTC total return swap contracts (notional)		$110,600,000
OTC credit default swap contracts (notional)		$4,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014